Document and Entity Information	Jul. 26, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 26, 2021
Entity File Number	001-38131
Entity Registrant Name	Esquire Financial Holdings, Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	27-5107901
Entity Address, Address Line One	100 Jericho Quadrangle, Suite 100
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11753
City Area Code	516
Local Phone Number	535-2002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ESQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001531031
Amendment Flag	false